Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–58.42%
Aerospace & Defense–2.20%
General Dynamics Corp.	3,714	$491,399
Textron, Inc.	5,150	137,351
		628,750
Apparel Retail–0.25%
TJX Cos., Inc. (The)	1,473	70,424
Apparel, Accessories & Luxury Goods–0.51%
Capri Holdings Ltd.(b)	13,363	144,187
Automobile Manufacturers–1.44%
General Motors Co.(c)	19,778	410,987
Building Products–2.02%
Johnson Controls International PLC	11,961	322,468
Trane Technologies PLC	3,061	252,808
		575,276
Cable & Satellite–1.63%
Charter Communications, Inc., Class A(b)	505	220,336
Comcast Corp., Class A	7,091	243,789
		464,125
Commodity Chemicals–0.53%
Dow, Inc.	5,132	150,060
Communications Equipment–0.57%
Cisco Systems, Inc.	4,157	163,412
Diversified Banks–5.09%
Bank of America Corp.(c)	25,885	549,538
Citigroup, Inc.(c)	11,323	476,925
JPMorgan Chase & Co.	3,234	291,157
Wells Fargo & Co.	4,753	136,411
		1,454,031
Electric Utilities–1.69%
Duke Energy Corp.	1,536	124,232
Exelon Corp.	5,329	196,160
FirstEnergy Corp.	4,050	162,284
		482,676
Electronic Components–0.50%
Corning, Inc.	6,968	143,123
Fertilizers & Agricultural Chemicals–1.67%
Corteva, Inc.	14,775	347,213
Nutrien Ltd. (Canada)	3,815	129,481
		476,694
Food Distributors–1.13%
Sysco Corp.	2,727	124,433
US Foods Holding Corp.(b)	11,218	198,671
		323,104
Shares		Value
Health Care Distributors–1.09%
McKesson Corp.	2,299	$310,963
Health Care Equipment–1.90%
Medtronic PLC	3,404	306,972
Zimmer Biomet Holdings, Inc.	2,334	235,921
		542,893
Health Care Services–0.92%
CVS Health Corp.	4,442	263,544
Health Care Supplies–0.53%
Alcon, Inc. (Switzerland)(b)	2,932	149,626
Home Improvement Retail–0.48%
Kingfisher PLC (United Kingdom)	76,027	136,943
Hotels, Resorts & Cruise Lines–0.18%
Carnival Corp.(b)	3,958	52,127
Insurance Brokers–1.06%
Willis Towers Watson PLC	1,787	303,522
Integrated Oil & Gas–2.42%
BP PLC (United Kingdom)	55,139	234,571
Chevron Corp.	3,245	235,133
Royal Dutch Shell PLC, Class A (United Kingdom)	12,658	221,512
		691,216
Internet & Direct Marketing Retail–0.50%
Booking Holdings, Inc.(b)	106	142,604
Investment Banking & Brokerage–2.55%
Goldman Sachs Group, Inc. (The)	2,375	367,151
Morgan Stanley	10,607	360,638
		727,789
IT Consulting & Other Services–1.22%
Cognizant Technology Solutions Corp., Class A	7,490	348,060
Managed Health Care–1.15%
Anthem, Inc.	1,450	329,208
Multi-line Insurance–1.28%
American International Group, Inc.	15,019	364,211
Oil & Gas Exploration & Production–0.95%
Canadian Natural Resources Ltd. (Canada)	7,797	106,653
Devon Energy Corp.	12,704	87,785
Marathon Oil Corp.	22,905	75,357
		269,795
Other Diversified Financial Services–1.23%
Equitable Holdings, Inc.	9,183	132,694
Voya Financial, Inc.	5,361	217,389
		350,083

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Shares		Value
Packaged Foods & Meats–1.51%
Kellogg Co.	3,057	$183,389
Mondelez International, Inc., Class A	4,957	248,247
		431,636
Pharmaceuticals–5.57%
Bristol-Myers Squibb Co.	7,872	438,785
GlaxoSmithKline PLC (United Kingdom)	7,748	145,332
Johnson & Johnson(c)	4,095	536,977
Pfizer, Inc.	6,817	222,507
Sanofi (France)	2,797	246,250
		1,589,851
Railroads–1.47%
CSX Corp.	7,344	420,811
Regional Banks–3.41%
Citizens Financial Group, Inc.	14,617	274,946
PNC Financial Services Group, Inc. (The)	4,163	398,482
Truist Financial Corp.	9,754	300,813
		974,241
Semiconductors–2.94%
Intel Corp.	6,355	343,933
NXP Semiconductors N.V. (Netherlands)	2,363	195,963
QUALCOMM, Inc.	4,442	300,501
		840,397
Specialty Chemicals–0.43%
DuPont de Nemours, Inc.	3,619	123,408
Systems Software–1.49%
Oracle Corp.	8,821	426,319
Technology Hardware, Storage & Peripherals–1.21%
Apple, Inc.(c)	1,363	346,597
Tobacco–2.58%
Philip Morris International, Inc.	10,076	735,145
Wireless Telecommunication Services–1.12%
Vodafone Group PLC (United Kingdom)	228,785	319,592
Total Common Stocks & Other Equity Interests (Cost $18,779,730)		16,677,430
Principal Amount
U.S. Dollar Denominated Bonds & Notes–30.90%
Aerospace & Defense–0.32%
General Dynamics Corp., 2.88%, 05/11/2020	$10,000	10,007
Northrop Grumman Corp., 2.08%, 10/15/2020	35,000	34,868
Raytheon Co., 3.13%, 10/15/2020	35,000	35,184
Raytheon Technologies Corp., 4.45%, 11/16/2038	9,000	10,347
		90,406
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	4,000	3,935
Principal Amount		Value
Airlines–0.20%
American Airlines Pass Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	$18,163	$17,547
United Airlines Pass Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	22,375	22,595
Series 2018-1, Class AA, 3.50%, 03/01/2030	15,862	15,615
		55,757
Alternative Carriers–0.38%
GCI Liberty, Inc., Conv., 1.75%, 10/05/2023(d)(e)	85,000	107,420
Application Software–1.02%
Nuance Communications, Inc.,
Conv., 1.00%, 12/15/2022(e)	127,000	121,682
1.25%, 04/01/2025	49,000	53,008
RealPage, Inc., Conv., 1.50%, 11/15/2022	24,000	32,880
Workday, Inc., Conv., 0.25%, 10/01/2022	75,000	83,437
		291,007
Asset Management & Custody Banks–0.56%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	40,000	41,811
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	25,000	25,356
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(d)	5,000	5,154
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	85,000	87,338
		159,659
Automobile Manufacturers–0.74%
Ford Motor Credit Co. LLC, 4.13%, 08/04/2025	200,000	178,400
General Motors Co., 6.60%, 04/01/2036	16,000	13,970
General Motors Financial Co., Inc., 5.25%, 03/01/2026	21,000	18,572
		210,942
Biotechnology–1.26%
AbbVie, Inc.,
4.50%, 05/14/2035	38,000	43,860
4.05%, 11/21/2039(d)	34,000	35,824
BioMarin Pharmaceutical, Inc., Conv., 1.50%, 10/15/2020	117,000	124,319
Gilead Sciences, Inc.,
2.55%, 09/01/2020	50,000	50,153
4.40%, 12/01/2021	25,000	25,833
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	62,000	79,764
		359,753
Brewers–0.52%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	45,000	47,163
4.90%, 02/01/2046	47,000	51,531
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Brewers–(continued)
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	$35,000	$35,502
Molson Coors Beverage Co., 4.20%, 07/15/2046	16,000	14,396
		148,592
Broadcasting–1.15%
Liberty Media Corp.,
Conv., 2.25%, 10/05/2021(e)	55,000	25,877
1.38%, 10/15/2023	299,000	283,302
Liberty Formula One, Conv., 1.00%, 01/30/2023	20,000	18,924
		328,103
Cable & Satellite–1.76%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	62,000	61,443
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.46%, 07/23/2022	60,000	62,050
Comcast Corp.,
4.15%, 10/15/2028	30,000	34,226
3.90%, 03/01/2038	10,000	11,285
4.60%, 10/15/2038	10,000	12,499
Discovery Communications LLC, 2.80%, 06/15/2020	85,000	84,804
DISH Network Corp., Conv., 3.38%, 08/15/2026	216,000	175,900
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024(d)	74,000	59,246
		501,453
Communications Equipment–0.65%
Finisar Corp., Conv., 0.50%, 12/15/2021(e)	39,000	38,961
Viavi Solutions, Inc.,
Conv., 1.75%, 06/01/2023	71,000	73,521
1.00%, 03/01/2024	68,000	71,948
		184,430
Consumer Finance–0.15%
American Express Co., 3.63%, 12/05/2024	18,000	18,678
Capital One Financial Corp., 3.20%, 01/30/2023	15,000	14,845
Synchrony Financial, 3.95%, 12/01/2027	10,000	8,914
		42,437
Data Processing & Outsourced Services–0.11%
Euronet Worldwide, Inc., Conv., 0.75%, 03/15/2025(e)	17,000	15,523
Fiserv, Inc., 3.80%, 10/01/2023	15,000	15,667
		31,190
Diversified Banks–2.28%
Bank of America Corp., 3.25%, 10/21/2027	10,000	10,465
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
4.00%, 08/05/2024	$60,000	$62,297
3.67%, (3 mo. USD LIBOR + 1.39%), 07/24/2028(f)	15,000	15,573
4.75%, 05/18/2046	15,000	17,257
JPMorgan Chase & Co.,
Series V, 4.75% (3 mo. USD LIBOR + 3.32%)(f)(g)	150,000	130,462
3.20%, 06/15/2026	15,000	15,611
3.51%, (3 mo. USD LIBOR + 0.95%), 01/23/2029(f)	15,000	15,489
4.26%, (3 mo. USD LIBOR + 1.58%), 02/22/2048(f)	10,000	12,066
3.90%, (3 mo. USD LIBOR + 1.22%), 01/23/2049(f)	15,000	17,423
U.S. Bancorp, Series W, 3.10%, 04/27/2026	10,000	10,151
Wells Fargo & Co.,
3.55%, 09/29/2025	30,000	31,704
4.10%, 06/03/2026	95,000	101,676
4.65%, 11/04/2044	100,000	115,705
Westpac Banking Corp. (Australia), 2.10%, 05/13/2021	95,000	94,895
		650,774
Diversified Capital Markets–0.39%
Credit Suisse AG (Switzerland), Conv., 0.50%, 06/24/2024(d)	131,000	112,136
Drug Retail–0.20%
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	32,000	32,486
4.50%, 11/18/2034	24,000	24,896
		57,382
Electric Utilities–0.09%
Georgia Power Co., Series B, 3.70%, 01/30/2050	9,000	9,456
NextEra Energy Capital Holdings, Inc., 3.55%, 05/01/2027	11,000	11,378
Xcel Energy, Inc., 3.50%, 12/01/2049	7,000	6,250
		27,084
Environmental & Facilities Services–0.10%
Waste Management, Inc., 3.90%, 03/01/2035	25,000	28,663
Gas Utilities–0.05%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	16,000	14,248
General Merchandise Stores–0.07%
Dollar General Corp., 3.25%, 04/15/2023	20,000	20,362
Health Care Equipment–1.75%
Becton, Dickinson and Co., 4.88%, 05/15/2044	86,000	88,476
DexCom, Inc., Conv., 0.75%, 12/01/2023	86,000	150,556
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025(d)	51,000	45,318
Medtronic, Inc., 4.38%, 03/15/2035	15,000	18,744
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Health Care Equipment–(continued)
NuVasive, Inc., Conv., 2.25%, 03/15/2021	$80,000	$84,066
Wright Medical Group, Inc., Conv., 1.63%, 06/15/2023	113,000	113,786
		500,946
Health Care REITs–0.09%
Healthpeak Properties, Inc., 3.88%, 08/15/2024	25,000	25,525
Health Care Services–0.37%
Cigna Corp., 4.80%, 08/15/2038	9,000	10,171
CVS Health Corp.,
3.38%, 08/12/2024	20,000	20,673
4.10%, 03/25/2025	16,000	16,868
Laboratory Corp. of America Holdings,
3.20%, 02/01/2022	33,000	33,294
4.70%, 02/01/2045	22,000	25,125
		106,131
Home Improvement Retail–0.09%
Home Depot, Inc. (The), 2.00%, 04/01/2021	27,000	27,044
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	5,000	5,170
Integrated Oil & Gas–0.10%
Occidental Petroleum Corp.,
3.40%, 04/15/2026	15,000	7,220
3.20%, 08/15/2026	7,000	3,423
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	18,000	17,456
		28,099
Integrated Telecommunication Services–2.13%
AT&T, Inc.,
3.00%, 06/30/2022	28,000	28,271
3.40%, 05/15/2025	15,000	15,542
4.50%, 05/15/2035	25,000	27,360
5.15%, 03/15/2042	150,000	172,764
4.80%, 06/15/2044	40,000	44,765
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	150,000	179,338
Verizon Communications, Inc., 4.40%, 11/01/2034	120,000	140,945
		608,985
Interactive Media & Services–0.29%
JOYY, Inc. (China), Conv., 1.38%, 06/15/2024(d)(e)	92,000	82,052
Internet & Direct Marketing Retail–1.01%
Amazon.com, Inc., 4.80%, 12/05/2034	9,000	11,722
Booking Holdings, Inc., Conv., 0.90%, 09/15/2021	40,000	39,976
IAC Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	94,000	86,124
QVC, Inc., 5.45%, 08/15/2034	50,000	36,774
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	113,000	112,865
		287,461
Principal Amount		Value
Investment Banking & Brokerage–0.87%
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/2025	$27,000	$28,442
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	198,000	181,325
Morgan Stanley, 4.00%, 07/23/2025	35,000	37,530
		247,297
Life & Health Insurance–0.53%
Athene Global Funding, 4.00%, 01/25/2022(d)	45,000	45,501
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	20,000	20,626
Jackson National Life Global Funding,
2.10%, 10/25/2021(d)	10,000	9,947
3.25%, 01/30/2024(d)	15,000	14,959
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	35,000	40,253
Reliance Standard Life Global Funding II, 3.05%, 01/20/2021(d)	20,000	19,857
		151,143
Managed Health Care–0.06%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	16,000	17,292
Movies & Entertainment–0.21%
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	62,000	59,088
Multi-line Insurance–0.21%
American Financial Group, Inc., 4.50%, 06/15/2047	20,000	20,045
American International Group, Inc., 4.38%, 01/15/2055	40,000	39,122
		59,167
Multi-Utilities–0.06%
NiSource, Inc., 4.38%, 05/15/2047	9,000	9,171
Sempra Energy, 3.80%, 02/01/2038	8,000	7,539
		16,710
Office REITs–0.09%
Office Properties Income Trust, 4.00%, 07/15/2022	25,000	24,476
Oil & Gas Equipment & Services–0.23%
Helix Energy Solutions Group, Inc., Conv., 4.25%, 05/01/2022	40,000	30,179
Oil States International, Inc., Conv., 1.50%, 02/15/2023	46,000	36,139
		66,318
Oil & Gas Exploration & Production–0.05%
ConocoPhillips Co., 4.15%, 11/15/2034	13,000	14,150
Oil & Gas Storage & Transportation–0.42%
Energy Transfer Operating L.P.,
4.20%, 09/15/2023	2,000	1,750
4.90%, 03/15/2035	19,000	15,000
5.00%, 05/15/2050	8,000	6,238
Enterprise Products Operating LLC, 4.25%, 02/15/2048	10,000	9,384
Kinder Morgan, Inc., 5.30%, 12/01/2034	23,000	22,249
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
MPLX L.P.,
4.50%, 07/15/2023	$65,000	$56,036
4.50%, 04/15/2038	11,000	8,632
		119,289
Other Diversified Financial Services–2.22%
Convertible Trust - Consumer, Series 2018-1, 0.25%, 01/17/2024	160,000	151,520
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	168,000	155,148
Convertible Trust - Healthcare, Series 2018-1, 0.25%, 02/05/2024	168,000	163,531
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	168,000	163,935
		634,134
Packaged Foods & Meats–0.04%
Kraft Heinz Foods Co., 4.63%, 10/01/2039(d)	10,000	9,009
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	3,000	3,279
		12,288
Pharmaceuticals–2.41%
Allergan Funding S.C.S., 4.85%, 06/15/2044	150,000	186,997
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(d)	200,000	198,133
Bristol-Myers Squibb Co.,
4.13%, 06/15/2039(d)	18,000	21,808
4.63%, 05/15/2044(d)	100,000	128,422
Jazz Investments I Ltd., Conv., 1.88%, 08/15/2021	76,000	72,295
Mylan N.V., 3.15%, 06/15/2021	17,000	16,849
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	39,000	37,683
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	33,000	26,663
		688,850
Property & Casualty Insurance–0.53%
Allstate Corp. (The), 3.28%, 12/15/2026	10,000	10,398
Liberty Mutual Group, Inc., 4.85%, 08/01/2044(d)	115,000	124,021
Markel Corp., 5.00%, 05/20/2049	15,000	16,354
		150,773
Railroads–0.11%
Norfolk Southern Corp., 3.40%, 11/01/2049	5,000	4,927
Union Pacific Corp., 4.15%, 01/15/2045	25,000	26,891
		31,818
Regional Banks–0.12%
Citizens Financial Group, Inc., 2.38%, 07/28/2021	15,000	15,126
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	20,000	19,880
		35,006
Principal Amount		Value
Reinsurance–0.12%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	$30,000	$33,986
Renewable Electricity–0.56%
Oglethorpe Power Corp., 4.55%, 06/01/2044	150,000	161,319
Residential REITs–0.02%
American Campus Communities Operating Partnership L.P., 2.85%, 02/01/2030	5,000	4,700
Restaurants–0.07%
Starbucks Corp., 3.55%, 08/15/2029	20,000	21,030
Retail REITs–0.02%
Regency Centers L.P., 2.95%, 09/15/2029	5,000	4,725
Semiconductor Equipment–0.23%
Applied Materials, Inc., 2.63%, 10/01/2020	65,000	65,152
Semiconductors–1.51%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/2024	30,000	29,743
Cree, Inc., Conv., 0.88%, 09/01/2023	98,000	89,782
Microchip Technology, Inc., Conv., 1.63%, 02/15/2027	74,000	76,135
Micron Technology, Inc., 4.66%, 02/15/2030	10,000	10,494
NXP B.V./NXP Funding LLC (Netherlands), 5.35%, 03/01/2026(d)	20,000	21,664
ON Semiconductor Corp., Conv., 1.00%, 12/01/2020	76,000	75,687
QUALCOMM, Inc., 2.25%, 05/20/2020	100,000	99,990
Silicon Laboratories, Inc., Conv., 1.38%, 03/01/2022	21,000	23,312
Texas Instruments, Inc., 2.63%, 05/15/2024	5,000	5,223
		432,030
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	3,000	3,275
Systems Software–0.90%
FireEye, Inc.,
Series A, Conv., 1.00%, 06/01/2020(e)	76,000	74,536
Series B, Conv., 1.63%, 06/01/2022(e)	77,000	69,895
Microsoft Corp., 3.50%, 02/12/2035	37,000	43,949
Oracle Corp., 3.60%, 04/01/2040	70,000	69,929
		258,309
Technology Distributors–0.10%
Avnet, Inc., 4.63%, 04/15/2026	30,000	29,958
Technology Hardware, Storage & Peripherals–0.88%
Apple, Inc.,
2.15%, 02/09/2022	39,000	39,896
3.35%, 02/09/2027	10,000	10,935
Dell International LLC/EMC Corp., 5.45%, 06/15/2023(d)	26,000	26,714
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

	Principal Amount	Value
Technology Hardware, Storage & Peripherals–(continued)
SanDisk LLC, Conv., 0.50%, 10/15/2020	$140,000	$119,579
Western Digital Corp., Conv., 1.50%, 02/01/2024	61,000	53,364
		250,488
Tobacco–0.14%
Altria Group, Inc., 5.80%, 02/14/2039	36,000	39,585
Trading Companies & Distributors–0.14%
Air Lease Corp., 4.25%, 09/15/2024	35,000	31,196
Aircastle Ltd., 4.40%, 09/25/2023	10,000	9,684
		40,880
Trucking–0.12%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	40,000	35,718
Wireless Telecommunication Services–0.06%
Rogers Communications, Inc. (Canada), 4.30%, 02/15/2048	15,000	16,458
Total U.S. Dollar Denominated Bonds & Notes (Cost $8,816,334)		8,822,558
U.S. Treasury Securities–5.88%
U.S. Treasury Bonds–0.41%
4.50%, 02/15/2036	75,000	115,289
2.38%, 11/15/2049	1,500	1,873
		117,162
Principal Amount		Value
U.S. Treasury Notes–5.47%
0.38%, 03/31/2022	$1,368,000	$1,371,767
0.50%, 03/31/2025	88,200	88,767
0.63%, 03/31/2027	99,300	99,865
		1,560,399
Total U.S. Treasury Securities (Cost $1,651,417)		1,677,561
Shares
Preferred Stocks–0.18%
Asset Management & Custody Banks–0.18%
AMG Capital Trust II, 5.15%, Conv. Pfd. (Cost $106,268)	1,700	51,743
Money Market Funds–5.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(h)	544,201	544,201
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(h)	326,063	325,933
Invesco Treasury Portfolio, Institutional Class, 0.30%(h)	621,944	621,944
Total Money Market Funds (Cost $1,492,083)		1,492,078
TOTAL INVESTMENTS IN SECURITIES–100.61% (Cost $30,845,832)		28,721,370
OTHER ASSETS LESS LIABILITIES—(0.61)%		(173,773)
NET ASSETS–100.00%		$28,547,597
Investment Abbreviations:
Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $1,428,805, which represented 5.00% of the Fund’s Net Assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(g)	Perpetual bond with no specified maturity date.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	94	June-2020	$(12,077,590)	$(508,710)	$(508,710)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/04/2020	State Street Bank & Trust Co.	CAD	21,651	USD	15,434	$43
05/04/2020	State Street Bank & Trust Co.	EUR	6,127	USD	6,831	66
05/04/2020	State Street Bank & Trust Co.	USD	5,431	CAD	7,676	26
05/04/2020	State Street Bank & Trust Co.	USD	5,308	EUR	4,877	77
05/04/2020	State Street Bank & Trust Co.	USD	59,041	GBP	47,535	43
Subtotal—Appreciation						255
Currency Risk
05/04/2020	Bank of New York Mellon (The)	CAD	67,411	USD	47,037	(883)
05/04/2020	Bank of New York Mellon (The)	CHF	82,289	USD	84,201	(1,434)
05/04/2020	Bank of New York Mellon (The)	EUR	154,240	USD	167,047	(3,275)
05/04/2020	Bank of New York Mellon (The)	GBP	273,221	USD	321,703	(17,903)
05/04/2020	State Street Bank & Trust Co.	CAD	10,542	USD	7,378	(116)
05/04/2020	State Street Bank & Trust Co.	CHF	26,486	USD	27,347	(215)
05/04/2020	State Street Bank & Trust Co.	EUR	13,400	USD	14,643	(153)
05/04/2020	State Street Bank & Trust Co.	GBP	397,540	USD	471,671	(22,460)
05/04/2020	State Street Bank & Trust Co.	USD	1,680	CHF	1,607	(7)
Subtotal—Depreciation						(46,446)
Total Forward Foreign Currency Contracts						$(46,191)

Abbreviations:
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$15,223,604	$1,453,826	$—	$16,677,430
U.S. Dollar Denominated Bonds & Notes	—	8,822,558	—	8,822,558
U.S. Treasury Securities	—	1,677,561	—	1,677,561
Preferred Stocks	51,743	—	—	51,743
Money Market Funds	1,492,078	—	—	1,492,078
Total Investments in Securities	16,767,425	11,953,945	—	28,721,370
Other Investments - Assets*
Forward Foreign Currency Contracts	—	255	—	255
Other Investments - Liabilities*
Futures Contracts	(508,710)	—	—	(508,710)
Forward Foreign Currency Contracts	—	(46,446)	—	(46,446)
	(508,710)	(46,446)	—	(555,156)
Total Other Investments	(508,710)	(46,191)	—	(554,901)
Total Investments	$16,258,715	$11,907,754	$—	$28,166,469

*	Unrealized appreciation (depreciation).
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Managed Volatility Fund